UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05238

Nuveen New York Municipal Value Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         11/30/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen New York Municipal Value Fund, Inc. (NNY)
	November 30, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 101.3% (100.0% of Total Investments)

	MUNICIPAL BONDS – 101.3% (100.0% of Total Investments)

	Consumer Discretionary – 1.3% (1.3% of Total Investments)
$ 1,950	Seneca Nation of Indians Capital Improvements Authority, New York, Special Obligation Bonds,	6/17 at 100.00	N/R	$ 1,960,530
	Series 2007A, 5.000%, 12/01/23
	Consumer Staples – 2.8% (2.8% of Total Investments)
1,000	Erie County Tobacco Asset Securitization Corporation, New York, Tobacco Settlement	2/17 at 100.00	BB	1,008,540
	Asset-Backed Bonds, Series 2005A, 5.000%, 6/01/38
500	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds,	2/17 at 100.00	B–	489,290
	Refunding Series 2006A-2, 5.250%, 6/01/26
2,875	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds,	2/17 at 100.00	B–	2,659,433
	Series 2006A-3, 5.000%, 6/01/35
4,375	Total Consumer Staples			4,157,263
	Education and Civic Organizations – 20.7% (20.4% of Total Investments)
275	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series	7/17 at 100.00	BBB	279,092
	2007A, 5.000%, 7/01/31
415	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter	4/17 at 100.00	B	340,819
	Schools, Series 2007A, 5.000%, 4/01/37
750	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds,	12/20 at 100.00	B	747,518
	Enterprise Charter School Project, Series 2011A, 7.500%, 12/01/40
1,250	Build New York City Resource Corporation, New York, Revenue Bonds, City University of New	6/24 at 100.00	Aa2	1,384,088
	York – Queens College, Q Student Residences, LLC Project, Refunding Series 2014A,
	5.000%, 6/01/43
	Build New York City Resource Corporation, New York, Revenue Bonds, South Bronx Charter School
	for International Cultures and the Arts Project, Series 2013A:
215	5.000%, 4/15/33	4/23 at 100.00	BB+	208,900
310	5.000%, 4/15/43	4/23 at 100.00	BB+	288,945
1,175	Dormitory Authority of the State of New York, General Revenue Bonds, Manhattan College, Series	7/17 at 100.00	AA	1,198,065
	2007A, 5.000%, 7/01/41 – RAAI Insured
415	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University,	7/23 at 100.00	A–	447,021
	Series 2013A, 5.000%, 7/01/44
1,000	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of	No Opt. Call	AA–	1,109,790
	Technology, Series 2007, 5.250%, 7/01/34 – FGIC Insured
	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory
	Facilities, Series 2015A:
235	5.000%, 7/01/31	No Opt. Call	Aa3	269,190
265	5.000%, 7/01/33	No Opt. Call	Aa3	300,558
	Dormitory Authority of the State of New York, Revenue Bonds, Icahn School of Medicine at Mount
	Sinai, Refunding Series 2015A:
1,330	5.000%, 7/01/40	7/25 at 100.00	A–	1,440,882
2,180	5.000%, 7/01/45	7/25 at 100.00	A–	2,353,463
1,955	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series	7/25 at 100.00	A–	2,134,430
	2015A, 5.000%, 7/01/45
760	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series	No Opt. Call	AA–	853,480
	2015A, 5.000%, 7/01/35
2,385	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series	7/26 at 100.00	AA–	2,667,956
	2016A, 5.000%, 7/01/36
280	Dormitory Authority of the State of New York, Revenue Bonds, Saint Joseph’s College, Series	7/20 at 100.00	Ba1	294,056
	2010, 5.250%, 7/01/35
680	Dormitory Authority of the Sate of New York, Revenue Bonds, Non State Supported Debt, Vaughn	12/26 at 100.00	BB–	671,874
	College of AeronauticsTechnology, Refunding Series 2016A, 5.500%, 12/01/36
	(WI/DD, Settling 12/15/16)
300	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Adelphi University	9/23 at 100.00	A–	321,432
	Project, Series 2013, 5.000%, 9/01/43
880	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Molloy College Project,	7/19 at 100.00	BBB	940,896
	Series 2009, 5.750%, 7/01/39
	Monroe County Industrial Development Corporation, New York, Revenue Bonds, St. John Fisher
	College, Series 2011:
1,000	6.000%, 6/01/30	6/21 at 100.00	A–	1,119,670
1,000	6.000%, 6/01/34	6/21 at 100.00	A–	1,111,670
3,000	Monroe County Industrial Development Corporation, New York, Revenue Bonds, University of	7/21 at 100.00	AA–	3,282,240
	Rochester Project, Series 2011B, 5.000%, 7/01/41
	New Rochelle Corporation, New York, Local Development Revenue Bonds, Iona College Project,
	Series 2015A:
25	5.000%, 7/01/40	7/25 at 100.00	BBB	26,153
25	5.000%, 7/01/45	7/25 at 100.00	BBB	25,791
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball
	Stadium Project, Series 2006:
1,500	5.000%, 1/01/39 – AMBAC Insured	1/17 at 100.00	BBB	1,500,345
1,175	4.750%, 1/01/42 – AMBAC Insured	1/17 at 100.00	BBB	1,175,270
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium
	Project, Series 2006:
1,610	4.500%, 3/01/39 – FGIC Insured	2/17 at 100.00	Baa1	1,613,429
800	4.750%, 3/01/46 – NPFG Insured	2/17 at 100.00	AA–	802,136
1,345	Tompkins County Development Corporation, New York, Revenue Bonds, Ithaca College, Series 2011,	1/21 at 100.00	A2	1,479,446
	5.375%, 7/01/41 – AGM Insured
300	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute,	9/20 at 100.00	A3	327,879
	Series 2010A, 5.125%, 9/01/40
28,835	Total Education and Civic Organizations			30,716,484
	Financials – 0.9% (0.8% of Total Investments)
105	Glen Cove Local Economic Economic Assistance Corporation, New York, Revenue Bonds, Series	1/34 at 100.00	N/R	72,092
	2016C, 0.000%, 1/01/55
1,000	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue,	No Opt. Call	A	1,207,450
	Series 2007, 5.500%, 10/01/37
1,105	Total Financials			1,279,542
	Health Care – 3.0% (3.0% of Total Investments)
350	Dormitory Authority of the State of New York, Highland Hospital of Rochester Revenue Bonds,	7/20 at 100.00	A	378,704
	Series 2010, 5.000%, 7/01/26
	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group
	Revenue Bonds, Series 2008:
1,060	6.500%, 12/01/21	12/18 at 100.00	Baa3	1,129,441
565	6.125%, 12/01/29	12/18 at 100.00	Baa3	594,261
1,155	6.250%, 12/01/37	12/18 at 100.00	Baa3	1,215,303
290	Livingston County Industrial Development Agency, New York, Civic Facility Revenue Bonds,	2/17 at 100.00	BB	290,699
	Nicholas H. Noyes Hospital, Series 2005, 6.000%, 7/01/30
250	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health	7/21 at 100.00	BBB+	270,545
	Services of Long Island Obligated Group Project, Refunding Series 2011, 5.000%, 7/01/28
500	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital,	1/17 at 100.00	BB–	500,815
	Series 2001A, 7.125%, 7/01/31
155	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital,	2/17 at 100.00	BB–	155,253
	Series 2001B, 7.125%, 7/01/31
4,325	Total Health Care			4,535,021
	Housing/Multifamily – 1.7% (1.7% of Total Investments)
210	East Syracuse Housing Authority, New York, FHA-Insured Section 8 Assisted Revenue Refunding	10/16 at 100.00	AA	210,638
	Bonds, Bennet Project, Series 2001A, 6.700%, 4/01/21
1,000	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/19 at 100.00	AA+	1,056,150
	Series 2009C-1, 5.500%, 11/01/34
1,250	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/19 at 100.00	AA+	1,278,163
	Series 2009M, 5.150%, 11/01/45
2,460	Total Housing/Multifamily			2,544,951
	Industrials – 1.7% (1.7% of Total Investments)
100	Build New York City Resource Corporation, New York, Solid Waste Disposal Revenue Bonds, Pratt	1/25 at 100.00	N/R	107,850
	Paper NY, Inc. Project, Series 2014, 5.000%, 1/01/35 (Alternative Minimum Tax)
2,350	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	2,388,352
	Center Project, Class 1 Series 2014, 5.000%, 11/15/44
2,450	Total Industrials			2,496,202
	Long-Term Care – 0.8% (0.8% of Total Investments)
435	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of	2/17 at 103.00	AA+	451,273
	Westchester Project, Series 2006, 5.200%, 2/15/41
270	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens	11/16 at 100.00	Baa1	250,066
	Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31
170	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	2/17 at 100.00	N/R	168,329
	Needs Facilities Pooled Program, Series 2008A-1, 5.500%, 7/01/18
235	Suffolk County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/18 at 100.00	N/R	174,932
	Needs Facilities Pooled Program, Series 2008-B1, 5.800%, 7/01/23
225	Yonkers Industrial Development Agency, New York, Civic Facilities Revenue Bonds, Special Needs	7/18 at 100.00	N/R	218,243
	Facilities Pooled Program Bonds, Series 2008-C1, 5.800%, 7/01/23
1,335	Total Long-Term Care			1,262,843
	Tax Obligation/General – 2.1% (2.1% of Total Investments)
1,930	New York City, New York, General Obligation Bonds, Fiscal 2008 Series D-1, 5.125%, 12/01/25	12/17 at 100.00	AA	2,007,895
1,000	New York City, New York, General Obligation Bonds, Fiscal 2014 Series A-1, 5.000%, 8/01/26	8/23 at 100.00	AA	1,147,710
2,930	Total Tax Obligation/General			3,155,605
	Tax Obligation/Limited – 18.9% (18.7% of Total Investments)
	Dormitory Authority of the State of New York, Second General Resolution Consolidated Revenue
	Bonds, City University System, Series 1993A:
430	5.750%, 7/01/18	No Opt. Call	AA	448,361
1,400	6.000%, 7/01/20	No Opt. Call	AA	1,571,164
2,290	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General	No Opt. Call	AAA	2,558,388
	Purpose Series 2012D, 5.000%, 2/15/37
	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2015B.
	Group A,B&C:
1,000	5.000%, 3/15/32	9/25 at 100.00	AAA	1,145,190
640	5.000%, 3/15/35	9/25 at 100.00	AAA	725,024
2,500	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D, 5.000%, 11/15/29	No Opt. Call	A	2,734,900
1,500	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2009B,	11/19 at 100.00	AA	1,630,095
	5.000%, 11/15/34
1,200	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/17 at 100.00	AA	1,205,808
	Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured
1,500	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/19 at 100.00	AA	1,597,530
	Series 2009-S5, 5.250%, 1/15/39
3,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	7/25 at 100.00	AA	3,337,140
	Series 2015S-2, 5.000%, 7/15/40
1,680	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate	5/23 at 100.00	AAA	1,880,038
	Fiscal 2013 Series I, 5.000%, 5/01/38
1,225	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate	2/24 at 100.00	AAA	1,381,947
	Fiscal 2014 Series D-1, 5.000%, 2/01/35
2,450	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2005B, 5.500%,	No Opt. Call	AA+	2,759,141
	4/01/20 – AMBAC Insured (UB) (5)
600	New York State Urban Development Corporation, Special Project Revenue Bonds, University	No Opt. Call	AA	681,138
	Facilities Grants, Series 1995, 5.875%, 1/01/21
20,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	AA–	4,467,600
	8/01/43 – NPFG Insured
41,415	Total Tax Obligation/Limited			28,123,464
	Transportation – 22.3% (22.0% of Total Investments)
2,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding	11/25 at 100.00	AA–	2,808,700
	Series 2015D-1, 5.000%, 11/15/30
3,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2012E,	No Opt. Call	AA–	3,865,225
	5.000%, 11/15/42
1,100	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013E,	11/23 at 100.00	AA–	1,232,825
	5.000%, 11/15/31
2,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2014B,	5/24 at 100.00	AA–	2,246,120
	5.250%, 11/15/38
5,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2016C-1,	11/26 at 100.00	AA–	5,458,850
	5.000%, 11/15/46
1,500	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx	10/17 at 102.00	N/R	483,270
	Parking Development Company, LLC Project, Series 2007, 5.875%, 10/01/46 (4)
660	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade	11/21 at 100.00	A+	726,455
	Center Project, Series 2011, 5.000%, 11/15/44
665	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds,	8/21 at 100.00	BB–	675,826
	American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016,
	5.000%, 8/01/31 (Alternative Minimum Tax)
2,630	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport	7/24 at 100.00	BBB	2,677,892
	Terminal B Redevelopment Project, Series 2016A, 5.000%, 7/01/46 (Alternative Minimum Tax)
5,900	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	5/25 at 100.00	AA–	6,549,472
	Eighty-Ninth Series 2015, 5.000%, 5/01/40
1,575	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy	12/23 at 100.00	AA–	1,751,605
	Ninth Series 2013, 5.000%, 12/01/43
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC Project, Eighth Series 2010:
225	6.500%, 12/01/28	2/17 at 100.00	Baa1	231,408
1,160	6.000%, 12/01/36	12/20 at 100.00	Baa1	1,315,289
2,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding	5/26 at 100.00	AA–	2,239,760
	Series 2016A, 5.000%, 11/15/41
780	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding	No Opt. Call	AA–	892,429
	Subordinate Lien Series 2002E, 5.500%, 11/15/20 – NPFG Insured
31,195	Total Transportation			33,155,126
	U.S. Guaranteed – 12.3% (12.1% of Total Investments) (6)
990	Albany Industrial Development Agency, New York, Revenue Bonds, Saint Peter’s Hospital, Series	11/17 at 100.00	N/R (6)	1,036,025
	2008D, 5.750%, 11/15/27 (Pre-refunded 11/15/17)
1,350	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue	1/20 at 100.00	AA+ (6)	1,539,999
	Bonds, Barclays Center Project, Series 2009, 6.250%, 7/15/40 (Pre-refunded 1/15/20)
990	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, New York	2/17 at 100.00	N/R (6)	997,851
	Hospital Medical Center of Queens, Series 2007, 4.650%, 8/15/27 (Pre-refunded 2/15/17)
525	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series	7/20 at 100.00	A– (6)	590,541
	2010, 5.250%, 7/01/30 (Pre-refunded 7/01/20)
2,100	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series	7/20 at 100.00	A– (6)	2,416,785
	2011A, 6.000%, 7/01/40 (Pre-refunded 7/01/20)
135	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005,	2/17 at 100.00	N/R (6)	129,595
	5.000%, 7/01/35 (Pre-refunded 2/03/17) – ACA Insured
	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Oneida
	Health System, Series 2007A:
280	5.250%, 2/01/27 (Pre-refunded 2/01/17)	2/17 at 100.00	Aaa	282,128
260	5.500%, 2/01/32 (Pre-refunded 2/01/17)	2/17 at 100.00	Aaa	262,085
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2008A:
1,365	5.250%, 11/15/36 (Pre-refunded 11/15/17)	11/17 at 100.00	AA– (6)	1,422,398
1,635	5.250%, 11/15/36 (Pre-refunded 11/15/17)	11/17 at 100.00	N/R (6)	1,703,752
560	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003, 5.500%,	1/17 at 100.00	A– (6)	562,262
	1/01/34 (Pre-refunded 1/01/17)
2,830	New York City, New York, General Obligation Bonds, Fiscal 2008 Series D-1, 5.125%, 12/01/25	12/17 at 100.00	N/R (6)	2,949,284
	(Pre-refunded 12/01/17)
2,100	New York State Environmental Facilities Corporation, State Personal Income Tax Revenue Bonds,	12/17 at 100.00	AAA	2,190,300
	Series 2008A, 5.000%, 12/15/27 (Pre-refunded 12/15/17) (UB)
675	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2007, 5.000%,	10/17 at 100.00	AA+ (6)	697,964
	4/01/27 (Pre-refunded 10/01/17)
325	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	AA (6)	363,428
	Eighth Series 2008, Tender Option Bond Trust 2015-XF2178, 16.499%, 8/15/32 (Pre-refunded
	8/15/17) – AGM Insured (IF) (5)
170	Seneca County Industrial Development Authority, New York, Revenue Bonds, New York Chiropractic	10/17 at 100.00	N/R (6)	175,834
	College, Series 2007, 5.000%, 10/01/27 (Pre-refunded 10/01/17)
45	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health	7/21 at 100.00	N/R (6)	51,205
	Services of Long Island Obligated Group Project, Refunding Series 2011, 5.000%, 7/01/28
	(Pre-refunded 7/01/21)
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
335	4.750%, 6/01/22 (Pre-refunded 2/03/17)	2/17 at 100.00	BBB– (6)	335,151
345	5.000%, 6/01/26 (Pre-refunded 2/03/17)	2/17 at 100.00	BB– (6)	342,733
240	5.125%, 6/01/42 (Pre-refunded 2/03/17)	2/17 at 100.00	B– (6)	222,962
17,255	Total U.S. Guaranteed			18,272,282
	Utilities – 8.3% (8.2% of Total Investments)
1,000	Chautauqua County Industrial Development Agency, New York, Exempt Facility Revenue Bonds,	2/20 at 100.00	Baa3	1,047,950
	NRG Dunkirk Power Project, Series 2009, 5.875%, 4/01/42
90	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	93,641
135	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A,	9/24 at 100.00	A–	147,871
	5.000%, 9/01/44
400	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A,	5/21 at 100.00	A–	430,812
	5.000%, 5/01/38
1,250	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012A,	No Opt. Call	A–	1,373,512
	5.000%, 9/01/37
2,490	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue	No Opt. Call	BB+	2,511,788
	Refunding Bonds, Covanta Energy Project, Series 2012A, 5.250%, 11/01/42 (Alternative
	Minimum Tax)
450	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue	1/17 at 100.00	N/R	447,565
	Cogeneration Partners Facility, Series 1998, 5.500%, 1/01/23 (Alternative Minimum Tax)
	Utility Debt Securitization Authority, New York, Restructuring Bonds, Series 2013TE:
4,440	5.000%, 12/15/34	12/23 at 100.00	AAA	5,023,904
1,100	5.000%, 12/15/41	12/23 at 100.00	AAA	1,240,932
11,355	Total Utilities			12,317,975
	Water and Sewer – 4.5% (4.4% of Total Investments)
300	Buffalo Municipal Water Finance Authority, New York, Water System Revenue Bonds, Refunding	7/25 at 100.00	A	336,903
	Series 2015A, 5.000%, 7/01/29
	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water
	Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects,
	Second Resolution Subordinated SRF Series 2015A:
2,100	5.000%, 6/15/36	6/25 at 100.00	AAA	2,382,219
2,500	5.000%, 6/15/40	6/25 at 100.00	AAA	2,816,050
1,000	New York State Environmental Facilities Corporation, State Revolving Funds Revenue Bonds, 2010	2/22 at 100.00	AAA	1,086,180
	Master Financing Program, Series 2012B, 5.000%, 2/15/42
5,900	Total Water and Sewer			6,621,352
$ 156,885	Total Long-Term Investments (cost $146,321,707)			150,598,640
	Floating Rate Obligations – (2.2)%			(3,255,000)
	Other Assets Less Liabilities – 0.9%			1,376,236
	Net Assets Applicable to Common Shares – 100%			$ 148,719,876

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$150,598,640	$ —	$150,598,640

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of November 30, 2016, the cost of investments was $142,749,702.
Gross unrealized appreciation and gross unrealized depreciation of investments as of November 30, 2016, were as follows:

Gross unrealized:
Appreciation	$ 6,768,060
Depreciation	(2,175,408)
Net unrealized appreciation (depreciation) of investments	$ 4,592,652

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group
(“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are
considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	As of, or subsequent to, the end of the reporting period, this security is non-income producing.
Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has
(1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy
Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the ratings of such securities.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New York Municipal Value Fund, Inc.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Vice President and Secretary

Date:         January 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz Chief Administrative Officer (principal executive officer)

Date:         January 27, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         January 27, 2017